Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of contractual obligations [text block]

	2019	2020	2021	2022	2023	More than 5 years	Total
Lease commitments	$152,880	-	-	-	-	-	$152,880
Other commitments	$75,000	$75,000	-	-	-	-	$150,000
							$302,880